LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Long-term investments
Schedule of long-term investments

	As of December 31,
	2018	2019
Equity securities without a readily determinable fair value:
Xixi	11,000	—
Longyan Huiyuan	140	140
Total	11,140	140